Divestitures and Assets Held for Sale	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Divestitures and Assets Held for Sale

4. Divestitures and Assets Held for Sale

Divestitures and Assets Held for Sale  The following summarizes the proceeds received and gains (losses) recognized on divestitures and assets held for sale for the years ended December 31:

millions	2018	2017	2016
Proceeds received, net of closing adjustments	$417	$4,008	$2,356
Gains (losses) on divestitures, net (1) (2)	20	674	(757)

(1)	Includes goodwill allocated to divestitures of $209 million in 2017 and $397 million in 2016.

(2)	Includes gain of $126 million related to the 2017 property exchange discussed below.

2018 During the year ended December 31, 2018, the Company divested of the following U.S. onshore and Gulf of Mexico assets:

–
Alaska nonoperated assets, included primarily in the Exploration and Production reporting segment, for net proceeds of $370 million and net losses of $33 million in 2018 and $154 million in the fourth quarter of 2017

–	Ram Powell nonoperated assets in the Gulf of Mexico, included in the Exploration and Production reporting segment, resulting in a net gain of $67 million

2017 During the year ended December 31, 2017, the Company divested of the following U.S. onshore assets:

–	Eagleford assets in South Texas, included in the Exploration and Production reporting segment, for net proceeds of $2.1 billion and a net gain of $729 million

–	Eaglebine assets in Southeast Texas, included in the Exploration and Production reporting segment, for net proceeds of $533 million and a net gain of $282 million

–	Utah CBM assets, included in the Exploration and Production and WES Midstream reporting segments, for net proceeds of $69 million and a net loss of $52 million

–
Marcellus assets in Pennsylvania, included primarily in the Exploration and Production reporting segment, for net proceeds of $951 million and net losses of $55 million in 2017 and $129 million in 2016

–	Moxa assets in Wyoming, included in the Exploration and Production reporting segment, for net proceeds of $313 million and a net loss of $204 million
Certain nonoperated assets located in Alaska included in the Exploration and Production reporting segment satisfied criteria to be considered held for sale during the fourth quarter of 2017, at which time the Company remeasured these assets to their current fair value using a market approach and Level 2 fair-value measurement and recognized a loss of $154 million. At December 31, 2017, the Company’s Consolidated Balance Sheet included long‑term assets of $573 million and long-term liabilities of $27 million associated with assets held for sale.

4. Divestitures and Assets Held for Sale (Continued)

2016  During the year ended December 31, 2016, the Company divested of the following U.S. onshore assets:

–	Hugoton assets in Kansas, included in the Exploration and Production and WES Midstream reporting segments, for net proceeds of $159 million and a loss of $4 million

–	Ozona and Steward assets in West Texas, included primarily in the Exploration and Production reporting segment, for net proceeds of $221 million and a loss of $52 million

–	Wamsutter assets in Wyoming, included in the Exploration and Production reporting segment, for net proceeds of $588 million and a loss of $58 million

–	Elm Grove assets in East Texas, included in the Exploration and Production reporting segment, for net proceeds of $89 million and a loss of $64 million

–	East Chalk and Carthage assets in East Texas/Louisiana, included primarily in the Exploration and Production reporting segment, for net proceeds of $1.0 billion and a net loss of $439 million
Certain Marcellus U.S. onshore assets located in Pennsylvania included in the Exploration and Production reporting segment satisfied criteria to be considered held for sale during the fourth quarter of 2016, at which time the Company remeasured these assets to their current fair value using a market approach and Level 2 fair-value measurement and recognized a loss of $129 million.

Property Exchange  On March 17, 2017, WES acquired a third party’s 50% nonoperated interest in the DBJV System, now part of the West Texas Complex, in exchange for WES’s 33.75% interest in nonoperated Marcellus midstream assets and $155 million in cash. WES recognized a gain of $126 million as a result of this transaction. After the acquisition, the DBJV System is 100% owned by WES and consolidated by Anadarko.